UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-42

Scudder Portfolio Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 01/31/06

Date of reporting period: 10/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of October 31, 2005 (Unaudited)

Scudder Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 19.6%
Consumer Discretionary 2.8%
155 East Tropicana LLC, 8.75%, 4/1/2012	50,000	47,875
Adesa, Inc., 7.625%, 6/15/2012	60,000	60,300
Amscan Holdings, Inc., 8.75%, 5/1/2014	15,000	12,000
Auburn Hills Trust, 12.375%, 5/1/2020	666,000	981,599
AutoNation, Inc., 9.0%, 8/1/2008	60,000	64,800
Aztar Corp., 7.875%, 6/15/2014	120,000	123,600
Cablevision Systems Corp. New York Group, Series B, 8.716% *, 4/1/2009	35,000	35,788
Caesars Entertainment, Inc.:
8.875%, 9/15/2008	45,000	48,375
9.375%, 2/15/2007	50,000	52,125
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	489,000	635,003
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	2,000,000	2,196,728
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	145,000	108,750
CSC Holdings, Inc.:
7.25%, 7/15/2008	95,000	95,950
7.875%, 12/15/2007	90,000	92,250
DaimlerChrysler NA Holding Corp.:
4.75%, 1/15/2008	654,000	647,208
Series E, 4.78% *, 10/31/2008	1,403,000	1,402,217
Dex Media East LLC/Financial, 12.125%, 11/15/2012	221,000	258,017
Dura Operating Corp., Series B, 8.625%, 4/15/2012	50,000	42,375
EchoStar DBS Corp., 6.625%, 10/1/2014	50,000	48,500
Foot Locker, Inc., 8.5%, 1/15/2022	140,000	151,375
Ford Motor Co., 7.45%, 7/16/2031	35,000	25,725
GSC Holdings Corp., 144A, 8.0%, 10/1/2012	45,000	43,763
Harrah's Operating Co., Inc.:
144A, 5.625%, 6/1/2015	2,292,000	2,199,339
144A, 5.75%, 10/1/2017	2,108,000	1,994,834
ITT Corp., 7.375%, 11/15/2015	45,000	47,700
Jacobs Entertainment, Inc., 11.875%, 2/1/2009	140,000	148,400
Liberty Media Corp., 8.5%, 7/15/2029	30,000	28,604
Mandalay Resort Group:
6.5%, 7/31/2009	450,000	448,875
Series B, 10.25%, 8/1/2007	60,000	63,900
Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015	35,000	32,200
Mediacom LLC, 9.5%, 1/15/2013	20,000	19,550
MGM MIRAGE:
6.0%, 10/1/2009	850,000	835,125
144A, 6.625%, 7/15/2015	300,000	291,000
8.375%, 2/1/2011	100,000	105,750
9.75%, 6/1/2007	75,000	78,750
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	85,000	89,462
NCL Corp., 144A, 11.625%, 7/15/2014	45,000	46,238
Petro Stopping Centers, 9.0%, 2/15/2012	170,000	166,175
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	120,000	105,600
PRIMEDIA, Inc.:

8.875%, 5/15/2011	35,000	34,125
9.165% *, 5/15/2010	265,000	265,662
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009	210,000	233,887
Schuler Homes, Inc., 10.5%, 7/15/2011	210,000	226,800
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011	200,000	210,000
TCI Communications, Inc., 8.75%, 8/1/2015	1,960,000	2,365,167
Tele-Communications, Inc.:
9.875%, 6/15/2022	475,000	637,548
10.125%, 4/15/2022	675,000	913,244
Time Warner, Inc., 7.625%, 4/15/2031	3,040,000	3,427,643
TRW Automotive, Inc., 11.0%, 2/15/2013	140,000	156,450
United Auto Group, Inc., 9.625%, 3/15/2012	90,000	93,487
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	30,000	31,425
Williams Scotsman, Inc., 144A, 8.5%, 10/1/2015	45,000	45,675

		22,516,938
Consumer Staples 0.1%
Agrilink Foods, Inc., 11.875%, 11/1/2008	77,000	78,732
Alliance One International, Inc., 144A, 11.0%, 5/15/2012	95,000	79,800
Del Laboratories, Inc., 144A, 9.23% *, 11/1/2011	25,000	24,938
Swift & Co.:
10.125%, 10/1/2009	70,000	73,850
12.5%, 1/1/2010	65,000	69,063
Viskase Co., Inc., 11.5%, 6/15/2011	85,000	91,375

		417,758
Energy 0.9%
Chesapeake Energy Corp.:
6.25%, 1/15/2018	490,000	475,300
144A, 6.5%, 8/15/2017	249,000	246,510
6.875%, 1/15/2016	80,000	81,000
CITGO Petroleum Corp., 6.0%, 10/15/2011	175,000	183,750
Dynegy Holdings, Inc., 144A, 9.875%, 7/15/2010	245,000	263,375
El Paso Production Holding Corp., 7.75%, 6/1/2013	65,000	66,950
Energy Transfer Partners LP:
144A, 5.65%, 8/1/2012	1,035,000	1,005,972
5.95%, 2/1/2015	810,000	789,716
Enterprise Products Operating LP:
Series B, 5.0%, 3/1/2015	2,133,000	1,995,159
7.5%, 2/1/2011	1,194,000	1,289,530
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	150,000	149,438
Pogo Producing Co., 144A, 6.875%, 10/1/2017	35,000	34,650
Southern Natural Gas, 8.875%, 3/15/2010	90,000	96,590
Stone Energy Corp.:
6.75%, 12/15/2014	60,000	57,000
8.25%, 12/15/2011	105,000	109,200
Williams Companies, Inc.:
8.125%, 3/15/2012	295,000	318,600
8.75%, 3/15/2032	55,000	63,456

		7,226,196
Financials 8.2%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	3,100,000	3,464,917
American General Finance Corp.:
Series H, 4.0%, 3/15/2011	5,460,000	5,128,709
Series I, 4.875%, 5/15/2010	180,000	177,999
American International Group, Inc., 144A, 5.05%, 10/1/2015	2,900,000	2,834,692

AmeriCredit Corp., 9.25%, 5/1/2009	155,000	160,813
AmerUs Group Co., 5.95%, 8/15/2015	1,640,000	1,608,748
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015	75,000	70,125
ASIF Global Finance XVIII, 144A, 3.85%, 11/26/2007	1,740,000	1,704,045
Bear Stearns Companies, Inc., 5.3%, 10/30/2015	1,690,000	1,666,828
Duke Capital LLC, 4.302%, 5/18/2006	4,330,000	4,322,422
E*TRADE Financial Corp.:
144A, 7.375%, 9/15/2013	65,000	64,025
8.0%, 6/15/2011	115,000	116,725
Erac USA Finance Co., 144A, 8.0%, 1/15/2011	2,896,000	3,230,482
ERP Operating LP:
6.63%, 4/13/2015	3,654,000	3,928,945
6.95%, 3/2/2011	966,000	1,039,237
Ford Motor Credit Co.:
6.5%, 1/25/2007	3,928,000	3,881,386
6.875%, 2/1/2006	6,521,000	6,517,648
7.25%, 10/25/2011	415,000	386,775
7.375%, 10/28/2009	280,000	267,169
General Motors Acceptance Corp.:
4.375%, 12/10/2007	850,000	802,477
4.67% *, 3/20/2007	250,000	245,849
6.125%, 9/15/2006	516,000	514,490
6.125%, 2/1/2007	2,694,000	2,667,513
6.125%, 8/28/2007	4,960,000	4,883,641
6.15%, 4/5/2007	475,000	468,657
6.875%, 9/15/2011	120,000	116,354
8.0%, 11/1/2031	640,000	660,698
H&E Equipment/Finance, 11.125%, 6/15/2012	200,000	221,500
HSBC Bank USA:
5.625%, 8/15/2035	258,000	244,965
5.875%, 11/1/2034	1,045,000	1,034,229
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	3,870,000	3,668,110
Merrill Lynch & Co., Inc., Series C, 4.79%, 8/4/2010	1,868,000	1,839,162
Nationwide Financial Services, Inc., 5.1%, 10/1/2015	780,000	755,823
Ohio Casualty Corp., 7.3%, 6/15/2014	545,000	578,530
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034	2,380,000	2,586,772
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006	2,008,184	2,003,645
Poster Financial Group, Inc., 8.75%, 12/1/2011	75,000	76,500
PXRE Capital Trust I, 8.85%, 2/1/2027	125,000	122,500
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	180,000	201,600
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	125,000	102,500
Triad Acquisition, 144A, 11.125%, 5/1/2013	35,000	35,175
UGS Corp., 10.0%, 6/1/2012	70,000	76,475
Universal City Development, 11.75%, 4/1/2010	100,000	112,125

		64,590,980
Health Care 0.2%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017	35,000	36,400
HEALTHSOUTH Corp., 10.75%, 10/1/2008	205,000	200,387
Highmark, Inc., 144A, 6.8%, 8/15/2013	1,047,000	1,123,549
InSight Health Services Corp., 144A, 9.174% *, 11/1/2011	25,000	23,813
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015	110,000	104,225

		1,488,374
Industrials 1.7%
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	227,000	244,672
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011	1,776,135	1,858,333

Bear Creek Corp., 144A, 8.87% *, 3/1/2012	50,000	50,500
Beazer Homes USA, Inc.:
8.375%, 4/15/2012	175,000	178,719
8.625%, 5/15/2011	125,000	128,750
Browning-Ferris Industries:
7.4%, 9/15/2035	105,000	91,350
9.25%, 5/1/2021	115,000	115,719
Case New Holland, Inc., 9.25%, 8/1/2011	80,000	84,200
Centex Corp., 5.45%, 8/15/2012	2,879,000	2,801,897
Cenveo Corp., 7.875%, 12/1/2013	130,000	120,250
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	55,000	51,425
Columbus McKinnon Corp., 10.0%, 8/1/2010	50,000	55,000
Compression Polymers Corp.:
144A, 10.46% *, 7/1/2012	70,000	64,400
144A, 10.5%, 7/1/2013	115,000	104,650
Cornell Companies, Inc., 10.75%, 7/1/2012	35,000	35,613
D.R. Horton, Inc., 5.375%, 6/15/2012 (b)	4,737,000	4,510,875
Dana Corp., 7.0%, 3/1/2029	85,000	62,900
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	345,000	366,994
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2015 (b)	1,905,000	1,718,156
6.25%, 1/15/2016	125,000	111,532
8.875%, 4/1/2012	195,000	202,800
Kansas City Southern, 9.5%, 10/1/2008	140,000	151,550
Millennium America, Inc., 9.25%, 6/15/2008	125,000	134,062
Ship Finance International Ltd., 8.5%, 12/15/2013	60,000	57,225
Technical Olympic USA, Inc.:
7.5%, 3/15/2011	75,000	66,187
10.375%, 7/1/2012	250,000	251,250
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	35,000	38,937
United Rentals North America, Inc., 7.0%, 2/15/2014	65,000	59,800
Xerox Capital Trust I, 8.0%, 2/1/2027	60,000	61,800

		13,779,546
Information Technology 0.1%
Activant Solutions, Inc.:
144A, 10.054% *, 4/1/2010	65,000	66,462
10.5%, 6/15/2011	64,000	68,160
L-3 Communications Corp., 144A, 6.375%, 10/15/2015	50,000	49,375
Lucent Technologies, Inc., 6.45%, 3/15/2029	135,000	115,425
Sanmina-SCI Corp.:
6.75%, 3/1/2013 (b)	100,000	93,500
10.375%, 1/15/2010	114,000	124,830

		517,752
Materials 1.4%
Alcan, Inc., 5.75%, 6/1/2035	890,000	837,110
ARCO Chemical Co., 9.8%, 2/1/2020	165,000	183,975
Caraustar Industries, Inc., 9.875%, 4/1/2011	105,000	102,900
Constar International, Inc., 7.165% *, 2/15/2012	70,000	64,050
Dayton Superior Corp., 10.75%, 9/15/2008	80,000	77,600
GEO Specialty Chemicals, Inc., 12.004%, 12/31/2009	207,000	193,804
Georgia-Pacific Corp.:
7.75%, 11/15/2029	485,000	497,125
8.0%, 1/15/2024	120,000	127,800
8.875%, 5/15/2031	2,038,000	2,318,225
9.375%, 2/1/2013	95,000	104,738

Huntsman Advanced Materials LLC, 11.0%, 7/15/2010	85,000	94,350
Huntsman LLC, 11.625%, 10/15/2010	95,000	107,587
IMC Global, Inc.:
7.375%, 8/1/2018	65,000	65,975
10.875%, 8/1/2013	201,000	233,160
International Steel Group, Inc., 6.5%, 4/15/2014	60,000	58,950
Newmont Mining Corp., 5.875%, 4/1/2035	4,192,000	4,026,709
Omnova Solutions, Inc., 11.25%, 6/1/2010	215,000	226,825
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	80,000	85,800
Pliant Corp., 11.625%, 6/15/2009 (PIK)	5	5
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	51,000	54,570
TriMas Corp., 9.875%, 6/15/2012	220,000	178,200
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	50,000	43,500
United States Steel Corp., 9.75%, 5/15/2010	90,000	98,100
Weyerhaeuser Co.:
7.125%, 7/15/2023	835,000	879,363
7.375%, 3/15/2032	384,000	413,647

		11,074,068
Telecommunication Services 1.2%
AirGate PCS, Inc., 7.9% *, 10/15/2011	105,000	107,625
American Cellular Corp., Series B, 10.0%, 8/1/2011	25,000	27,000
Anixter International, Inc., 5.95%, 3/1/2015	672,000	640,558
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	105,000	109,462
8.375%, 1/15/2014	75,000	72,938
Insight Midwest LP, 9.75%, 10/1/2009	110,000	113,300
LCI International, Inc., 7.25%, 6/15/2007	125,000	123,437
MCI, Inc., 8.735%, 5/1/2014	215,000	238,112
Nextel Communications, Inc., "A", Series D, 7.375%, 8/1/2015	440,000	465,721
Nextel Partners, Inc., 8.125%, 7/1/2011	145,000	154,787
Qwest Corp.:
144A, 7.12% *, 6/15/2013	60,000	63,300
7.25%, 9/15/2025	115,000	108,675
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	33,000	29,783
SBC Communications, Inc., 6.25%, 3/15/2011	4,245,000	4,419,453
Securus Technologies, Inc., 11.0%, 9/1/2011	80,000	68,800
Verizon Maryland, Inc., 8.3%, 8/1/2031	2,145,000	2,482,342

		9,225,293
Utilities 3.0%
AES Corp., 144A, 8.75%, 5/15/2013	290,000	313,200
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	160,000	176,800
CC Funding Trust I, 6.9%, 2/16/2007	3,614,000	3,695,069
CMS Energy Corp.:
8.5%, 4/15/2011	100,000	109,250
9.875%, 10/15/2007	105,000	112,875
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	1,405,000	1,335,100
5.0%, 2/15/2012	3,605,000	3,534,926
DPL, Inc., 6.875%, 9/1/2011	97,000	102,820
Entergy Louisiana, Inc., 6.3%, 9/1/2035	790,000	737,699
Northeast Utilities, Series B, 3.3%, 6/1/2008	3,985,000	3,803,579
NorthWestern Corp., 5.875%, 11/1/2014	50,000	49,539
NRG Energy, Inc., 8.0%, 12/15/2013	112,000	122,080
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	175,000	192,500
TXU Corp., Series 0, 4.8%, 11/15/2009	2,192,000	2,077,251

TXU Energy Co., 7.0%, 3/15/2013	1,485,000	1,546,337
Xcel Energy, Inc., 7.0%, 12/1/2010	5,440,000	5,854,963

		23,763,988

Total Corporate Bonds (Cost $160,405,474)		154,600,893
Foreign Bonds - US$ Denominated 7.4%
Consumer Discretionary 0.2%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	234,000	256,815
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	75,000	80,719
Royal Caribbean Cruises Ltd., 8.75%, 2/2/2011	943,000	1,051,445
Shaw Communications, Inc., 8.25%, 4/11/2010	95,000	102,362

		1,491,341
Energy 0.3%
Luscar Coal Ltd., 9.75%, 10/15/2011	270,000	290,925
OAO Gazprom, 144A, 9.625%, 3/1/2013	180,000	216,225
Petro-Canada, 5.95%, 5/15/2035	1,600,000	1,561,936
Petroleum Geo-Services ASA, 10.0%, 11/5/2010	290,006	320,457
Secunda International Ltd., 12.15% *, 9/1/2012	75,000	78,000

		2,467,543
Financials 3.3%
Banco Do Estado de Sao Paulo, 144A, 8.7%, 9/20/2049	590,000	594,425
BNP Paribas SA, 144A, 5.186%, 6/29/2049	875,000	841,321
Chuo Mitsui Trust & Banking Co., Ltd, 144A, 5.506%, 12/29/2049	3,020,000	2,859,508
Doral Financial Corp., 5.004% *, 7/20/2007	95,000	85,079
Eircom Funding, 8.25%, 8/15/2013	60,000	64,650
HBOS PLC, Series B, 144A, 5.92%, 9/29/2049	400,000	394,173
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	6,400,000	6,266,560
Mizuho Financial Group, 8.375%, 12/29/2049	6,735,000	7,206,450
Skandinaviska Enskilda Banken AB, 144A, 5.471%, 3/29/2049	2,970,000	2,908,551
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013	3,020,000	3,204,546
Svenska Handelsbanken AB, 144A, 7.125%, 3/29/2049	1,165,000	1,196,993

		25,622,256
Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010	60,000	61,875
Industrials 0.8%
CP Ships Ltd., 10.375%, 7/15/2012	80,000	90,400
Grupo Transportacion Ferroviaria Mexicana SA de CV:
144A, 9.375%, 5/1/2012	115,000	124,775
10.25%, 6/15/2007	165,000	174,900
12.5%, 6/15/2012	150,000	173,250
LeGrand SA, 8.5%, 2/15/2025	110,000	130,900
Stena AB, 9.625%, 12/1/2012	30,000	32,400
Tyco International Group SA:
6.875%, 1/15/2029	3,015,000	3,350,868
7.0%, 6/15/2028	1,173,000	1,315,481
Vale Overseas Ltd., 8.25%, 1/17/2034	974,000	1,051,920

		6,444,894
Materials 0.4%
Cascades, Inc., 7.25%, 2/15/2013	105,000	93,450
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	2,910,000	2,826,067
Crown Euro Holdings SA, 10.875%, 3/1/2013	45,000	52,987

ISPAT Inland ULC, 9.75%, 4/1/2014		85,000	96,050
Sino-Forest Corp., 144A, 9.125%, 8/17/2011		10,000	10,625
Tembec Industries, Inc.:
8.5%, 2/1/2011		110,000	69,850
8.625%, 6/30/2009		190,000	128,250

			3,277,279
Sovereign Bonds 1.3%
Aries Vermogensverwaltung GmbH, 144A, Series C, 9.6%, 10/25/2014		750,000	959,730
Federative Republic of Brazil:
8.75%, 2/4/2025		350,000	357,875
8.875%, 10/14/2019		40,000	42,200
Republic of Argentina:
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		890,000	328,410
8.28%, 12/31/2033 (PIK)		580,999	565,021
Republic of Bulgaria, 8.25%, 1/15/2015		2,350,000	2,813,420
Republic of Philippines, 9.375%, 1/18/2017		330,000	361,350
Republic of Turkey, 7.25%, 3/15/2015		60,000	62,325
Republic of Venezuela:
7.65%, 4/21/2025		400,000	397,000
10.75%, 9/19/2013		270,000	329,400
Russian Federation, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030		180,000	200,088
Russian Ministry of Finance, Series V, 3.0%, 5/14/2008		2,210,000	2,080,494
State of Qatar, Series REG S, 9.75%, 6/15/2030		1,180,000	1,749,822
United Mexican States, 8.375%, 1/14/2011		315,000	358,313

			10,605,448
Telecommunication Services 1.1%
British Telecommunications PLC, 8.875%, 12/15/2030		2,335,000	3,050,344
Embratel, Series B, 11.0%, 12/15/2008		48,000	54,360
Intelsat Bermuda Ltd., 144A, 8.695% *, 1/15/2012		85,000	86,062
Millicom International Cellular SA, 10.0%, 12/1/2013		60,000	61,800
Mobifon Holdings BV, 12.5%, 7/31/2010		315,000	368,550
Nortel Networks Ltd., 6.125%, 2/15/2006		270,000	269,325
Telecom Italia Capital:
4.0%, 1/15/2010		320,000	304,186
5.25%, 11/15/2013		2,220,000	2,170,372
5.25%, 10/1/2015		1,485,000	1,429,522
Telefonos de Mexico SA de CV, 4.75%, 1/27/2010		545,000	532,675

			8,327,196

Total Foreign Bonds - US$ Denominated (Cost $58,667,321)			58,297,832
Foreign Bonds - Non US$ Denominated 2.6%
Sovereign Bonds
Aries Vermogensverwaltung GmbH, Series B, 7.75%, 10/25/2009	EUR	250,000	345,582
Federal Republic of Germany, 144A, 3.25%, 4/17/2009	EUR	6,439,400	7,820,287
Government of Malaysia, 4.305%, 2/27/2009	MYR	17,978,723	4,887,374
Mexican Bonds:
Series MI-10, 8.0%, 12/19/2013	MXN	46,862,800	4,116,870
Series M-20, 8.0%, 12/7/2023	MXN	20,690,000	1,718,812
Series MI-10, 9.5%, 12/18/2014	MXN	4,660,000	446,147
Republic of Argentina, 5.83%, 12/31/2033 (PIK)	ARS	1,970,000	829,681
Republic of Uruguay, 17.75%, 2/4/2006	UYU	29,400,000	675,499

Total Foreign Bonds - Non US$ Denominated (Cost $20,049,125)			20,840,252

Asset Backed 6.7%
Automobile Receivables 1.1%
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009	4,202,918	4,189,020
"A4", Series 2002-2, 4.3%, 3/15/2010	2,183,476	2,177,009
"B", Series 2002-2, 4.67%, 3/15/2010	1,218,556	1,200,709
"B", Series 2002-1, 5.37%, 1/15/2010	1,180,550	1,177,107
WFS Financial Owner Trust, "A3A", Series 2002-4, 2.39%, 8/20/2007	4,079	4,074

		8,747,919
Home Equity Loans 5.5%
Aegis Asset Backed Securities Trust, "N1", Series 2005-3N, 144A, 4.75%, 8/25/2035	2,465,843	2,438,965
Ameriquest Finance NIM Trust, "B", Series 2004-RN5, 144A, 7.0%, 6/25/2034	1,655,542	1,627,939
Bayview Financial Acquisition Trust, "AF1", Series 2005-D, 5.45%, 2/28/2045	7,135,000	7,134,886
Bear Stearns Asset Backed Securities NIM, "A1", Series 2005-FR1, 144A, 5.0%, 6/25/2035	3,504,484	3,497,913
Countrywide Asset-Backed Certificates:
"AF2", Series 2005-7, 4.367%, 11/25/2035	5,100,000	5,018,889
"N1", Series 2004-2N, 144A, 5.0%, 2/25/2035	736,696	732,264
"NOTE", Series 2003-BC3N, 144A, 8.0%, 9/25/2033	382,607	382,607
Credit-Based Asset Servicing and Securities, "AF2", Series 2004-CB8, 4.134%, 12/25/2035	3,650,000	3,574,388
Green Tree Home Equity Loan Trust, "M2", Series 1999-C, 8.36%, 7/15/2030	2,104,804	2,139,045
Novastar NIM Trust, "NOTE", Series 2005-N1, 144A, 4.777%, 10/26/2035	2,314,268	2,307,703
Park Place Securities NIM Trust:
"A", Series 2005-WCH1, 144A, 4.0%, 2/25/2035	2,012,984	2,002,919
"A", Series 2005-WCW1, 144A, 4.25%, 9/25/2035	2,974,030	2,959,160
Renaissance Home Equity Loan Trust, "AF3", Series 2005-2, 4.499%, 8/25/2035	1,360,000	1,336,592
Renaissance NIM Trust, "A", Series 2004-A, 144A, 4.45%, 6/25/2034	107,785	107,684
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	1,731,417	1,749,929
Terwin Mortgage Trust, "AF2", Series 2005-14HE, 4.849%, 8/25/2036	6,772,000	6,772,000

		43,782,883
Industrials 0.1%
Northwest Airlines, Inc., "G", Series 1999-3, 7.935%, 4/1/2019	625,770	618,586

Total Asset Backed (Cost $53,511,606)		53,149,388
Convertible Bond 0.0%
Consumer Discretionary
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006 (Cost $44,830)	45,000	44,550
	Shares	Value ($)

Preferred Stock 0.3%
Farm Credit Bank of Texas, Series 1, 7.561%	1,656,000	1,807,805
Markel Capital Trust I Series B, 8.71%	383,000	408,060

Total Preferred Stocks (Cost $2,202,299)		2,215,865
	Units	Value ($)
Other Investments 0.0%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $72,896)	85,000	61,625

	Principal Amount ($)(a)	Value ($)

US Government Agency Sponsored Pass-Throughs 5.8%
Federal Home Loan Mortgage Corp.:
5.0%, 1/1/2034	3,215,000	3,092,428
6.0%, 8/1/2035	3,379,571	3,395,413
Federal National Mortgage Association:
4.5%, with various maturities from 11/1/2028 until 9/1/2033	10,286,458	9,622,970
5.0%, with various maturities from 4/1/2025 until 3/1/2034	16,538,777	16,003,180
5.5%, with various maturities from 7/1/2023 until 1/1/2025	6,263,931	6,222,716
6.5%, with various maturities from 9/1/2016 until 11/1/2033	6,265,532	6,444,144
8.0%, 9/1/2015	891,823	955,211

Total US Government Agency Sponsored Pass-Throughs (Cost $46,761,315)		45,736,062
Commercial and Non-Agency Mortgage-Backed Securities 17.4%
Aegis Net Interest Margin Trust, "N1", Series 2005-5, 144A, 4.5%, 10/25/2035	3,520,000	3,501,300
Banc of America Mortgage Securities, "2A8", Series 2003-J, 4.211% *, 11/25/2033	3,610,000	3,526,992
Bank of America Mortgage Securities, "2A6", Series 2004-G, 4.657% *, 8/25/2034	7,930,000	7,905,340
Bear Stearns Adjustable Rate Mortgage Trust, "2A3", Series 2005-4, 4.45% *, 8/25/2035	2,590,000	2,507,472
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-8, 5.5%, 10/25/2034	2,993,416	2,995,106
Citigroup Commercial Mortgage Trust, "A5", Series 2004-C2, 4.733%, 10/15/2041	1,360,000	1,308,739
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	4,283,203	4,410,359
Citigroup/Deutsche Bank Commercial Mortgage Trust, "AM", Series 2005-CD1, 5.225%, 9/15/2020	3,425,000	3,413,989
Countrywide Alternative Loan Trust:
"2A2", Series 2004-18CB, 5.125%, 9/25/2034	4,920,000	4,906,823
"1A5", Series 2003-J1, 5.25%, 10/25/2033	3,245,590	3,238,023
"7A1", Series 2004-J2, 6.0%, 12/25/2033	1,514,860	1,512,020
"1A1", Series 2004-J1, 6.0%, 2/25/2034	569,287	569,183
"A1", Series 2004-35T2, 6.0%, 2/25/2035	4,253,071	4,271,103
Countrywide Home Loans, "A6", Series 2003-57, 5.5%, 1/25/2034	2,468,427	2,466,915
CS First Boston Mortgage Securities Corp., "AMFX", Series 2005-C2, 4.877%, 4/15/2037	3,685,000	3,555,873
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1, 6.869%, 7/15/2029	1,120,964	1,149,522
GS Mortgage Securities Corp. II, "C", Series 1998-C1, 6.91%, 10/18/2030	3,255,000	3,404,326
GSR Mortgage Loan Trust, "4A5", Series 2005-AR6, 4.556% *, 9/25/2035	3,705,000	3,590,501
JP Morgan Mortgage Trust, "2A1", Series 2005-A8, 4.97%, 11/25/2035	3,425,000	3,381,160
JPMorgan Chase Commercial Mortgage Securities, "B", Series 2005-CB12, 5.014%, 9/12/2037	3,480,000	3,375,339
LB-UBS Commercial Mortgage Trust, "A2", Series 2005-C2, 4.821%, 4/15/2030	3,310,000	3,272,886
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	7,867,742	7,895,101
"3A1", Series 2004-5, 6.5%, 6/25/2034	901,844	918,472
"5A1", Series 2005-2, 6.5%, 12/25/2034	1,793,622	1,808,028
Master Asset Securitization Trust:
"8A1", Series 2003-6, 5.5%, 7/25/2033	3,336,195	3,267,386
"2A7", Series 2003-9, 5.5%, 10/25/2033	3,150,730	3,110,505
Merrill Lynch Mortgage Investors, Inc., "A3", Series 1996-C2, 6.96%, 11/21/2028	3,600,508	3,638,706
Mortgage Capital Funding, Inc., "A3", Series 1997-MC1, 7.288%, 7/20/2027	1,053,819	1,071,058
Structured Adjustable Rate Mortgage Loan Trust:
"9A1", Series 2005-18, 5.25%, 9/25/2035	3,355,991	3,340,746
"1A1", Series 2005-17, 5.735%*, 8/25/2035	6,350,076	6,364,817
Structured Asset Securities Corp.:
"4A1", Series 2005-6, 5.0%, 5/25/2035	1,091,395	1,045,693
"2A1", Series 2003-1, 6.0%, 2/25/2018	2,036,631	2,057,476
Wachovia Bank Commercial Mortgage Trust:

"AMFX", Series 2005-C20, 5.179%, 7/15/2042	6,855,000	6,744,406
"G", Series 2005-C19, 144A, 5.371%, 5/15/2044	2,710,000	2,585,827
Washington Mutual:
"A6", Series 2004-AR5, 3.857%, 6/25/2034	4,070,000	3,908,525
"A6", Series 2003-AR11, 3.985%, 10/25/2033	3,385,000	3,280,739
"A7, Series 2004-AR9, 4.192%, 8/25/2034	3,681,000	3,598,920
"1A6", Series 2005-AR12, 4.845%, 10/25/2035	6,870,000	6,722,845
Wells Fargo Mortgage Backed Securities Trust:
"2A17", Series 2005-AR10, 3.5% *, 6/25/2035	840,000	806,670
"2A14", Series 2005-AR10, 4.11% *, 6/25/2035	3,420,000	3,316,473
"B1", Series 2005-AR12, 4.327% *, 7/25/2035	3,519,496	3,389,953

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $139,638,933)		137,135,317
Collateralized Mortgage Obligations 18.4%
Fannie Mae Whole Loan:
"2A3", Series 2003-W3, 4.16%, 6/25/2042	3,040,994	3,023,646
"2A3", Series 2003-W15, 4.71%, 8/25/2043	770,116	767,950
"1A1", Series 2004-W15, 6.0%, 8/25/2044	3,886,183	3,924,163
Federal Home Loan Mortgage Corp.:
"MB", Series 2691, 4.0%, 4/15/2022	14,500,000	14,254,458
"PE", Series 2721, 5.0%, 1/15/2023	345,000	333,103
"TK", Series 2693, 5.0%, 8/15/2027	5,412,000	5,366,419
"PG", Series 2734, 5.0%, 7/15/2032	6,738,000	6,504,379
"UE", Series 2764, 5.0%, 10/15/2032	6,133,000	5,924,358
"JD", Series 2778, 5.0%, 12/15/2032	8,098,000	7,789,908
"PD", Series 2844, 5.0%, 12/15/2032	8,030,000	7,706,076
"EG", Series 2836, 5.0%, 12/15/2032	8,025,000	7,714,104
"OG", Series 2889, 5.0%, 5/15/2033	7,102,000	6,816,454
"PE", Series 2898, 5.0%, 5/15/2033	3,440,000	3,309,674
"XD", Series 2941, 5.0%, 5/15/2033	5,962,000	5,721,903
"UE", Series 2911, 5.0%, 6/15/2033	3,585,000	3,451,845
"BG", Series 2869, 5.0%, 7/15/2033	815,000	782,941
"JG", Series 2937, 5.0%, 8/15/2033	7,240,000	6,983,928
"KD", Series 2915, 5.0%, 9/15/2033	3,266,000	3,136,898
"QE", Series 2991, 5.0%, 8/15/2034	5,609,000	5,378,154
"GD", Series 2497, 5.5%, 7/15/2014	308,173	307,679
"CH", Series 2390, 5.5%, 12/15/2016	2,900,000	2,913,404
"PE", Series 2522, 5.5%, 3/15/2022	11,050,000	11,243,824
"Z", Series 2173, 6.5%, 7/15/2029	839,035	864,662
"B", Series 1997-M5, 6.65%, 8/25/2007	1,448,117	1,469,765
Federal National Mortgage Association:
"C", Series 2002-M2, 4.717%, 8/25/2012	9,425,000	9,227,154
"PE", Series 2005-44, 5.0%, 7/25/2033	1,350,000	1,293,357
"QD", Series 2005-29, 5.0%, 8/25/2033	2,485,000	2,375,901
"OG", Series 2001-69, 5.5%, 12/25/2016	2,005,750	2,024,452
"PG", Series 2002-3, 5.5%, 2/25/2017	3,750,000	3,787,168
"QC", Series 2002-11, 5.5%, 3/25/2017	4,270,000	4,306,808
"VD", Series 2002-56, 6.0%, 4/25/2020	536,366	538,971
"ZQ", Series G92-9, 7.0%, 12/25/2021	1,517,440	1,537,589
Government National Mortgage Association, "GD", Series 2004-26, 5.0%, 11/16/2032	4,994,000	4,830,996

Total Collateralized Mortgage Obligations (Cost $147,494,069)		145,612,091
Municipal Bonds and Notes 5.2%
Brockton, MA, General Obligation, Economic Development, Series A, 6.45%, 5/1/2017 (c)	1,825,000	1,970,507

California, Statewide Communities Development Authority Revenue, Series A-1, 4.0%, 11/15/2006 (c)	3,000,000	2,975,460
Hoboken, NJ, General Obligation, Series B, 5.33%, 2/1/2018 (c)	5,130,000	5,169,039
Illinois, State General Obligation, 4.95%, 6/1/2023	5,275,000	5,086,313
Jicarilla, NM, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	3,555,000	3,543,695
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (c)	390,000	413,638
Muscatine, IA, Electric Revenue, 3.96%, 1/1/2008 (c)	3,000,000	2,940,420
Portland, OR, River District, Renewal & Redevelopment Revenue, Series B, 3.8%, 6/15/2012 (c)	1,955,000	1,825,599
South Portland, ME, State General Obligation, 5.1%, 3/1/2017 (c)	1,890,000	1,868,265
Union City, CA, Taxable Pension Obligation, 5.36%, 7/1/2014 (c)	3,890,000	3,919,992
Union County, NJ, Improvement Authority, Student Loan Revenue, 5.29%, 4/1/2018 (c)	4,245,000	4,230,270
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (c)	3,600,000	3,588,948
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (c)	1,335,000	1,259,532
West Valley City, UT, Municipal Building Authority, Lease Revenue, Special Obligation Crossover, 7.67%, 5/1/2006	2,150,000	2,181,025

Total Municipal Bonds and Notes (Cost $41,574,777)		40,972,703
Government National Mortgage Association 0.2%
Government National Mortgage Association, 7.0%, 12/15/2008 (Cost $1,326,175)	1,241,955	1,271,234
US Treasury Obligations 13.4%
US Treasury Bond:
5.375%, 2/15/2031	55,000	59,984
6.0%, 2/15/2026 (b)	22,215,000	25,538,564
7.5%, 11/15/2016	3,285,000	4,076,350
8.125%, 8/15/2019	500,000	667,715
US Treasury Note:
3.0%, 2/15/2008	800,000	775,782
3.375%, 2/15/2008 (b)	41,431,000	40,505,266
3.625%, 1/15/2010	2,390,000	2,313,259
4.25%, 8/15/2013	2,420,000	2,373,207
4.75%, 5/15/2014	761,000	770,513
5.0%, 2/15/2011	1,850,000	1,895,817
5.0%, 8/15/2011 (b)	21,966,000	22,535,754
6.0%, 8/15/2009	2,870,000	3,024,039
6.625%, 5/15/2007	1,300,000	1,343,976

Total US Treasury Obligations (Cost $108,721,457)		105,880,226
	Shares	Value ($)

Securities Lending Collateral 10.0%
Scudder Daily Assets Fund Institutional, 3.89% (d) (e) (Cost $78,618,590)	78,618,590	78,618,590
Cash Equivalents 4.6%
Scudder Cash Management QP Trust, 3.83% (f) (Cost $36,329,858)	36,329,858	36,329,858
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 895,418,725)	111.6	880,766,486
Other Assets and Liabilities, Net	(11.6)	(91,754,124)

Net Assets	100.0	789,012,362

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2005.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2005 amounted to $76,753,345 which is 9.7% of net assets.
(c)	Bond is insured by one of these companies.
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	0.6
Financial Guarantee Insurance Company	0.2
Financial Security Assurance, Inc.	1.2
MBIA Corp.	1.4
(d)	Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.
(f)	Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

As of October 31, 2005, the Fund had the following open forward foreign currency exchange contracts:
					Unrealized
					Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
SGD	580,000	USD	343,590	01/25/2006	114
RUB	11,370,000	USD	397,566	01/25/2006	568
AUD	2,710,000	NZD	2,919,749	01/25/2006	5,296
MXN	46,263,148	USD	4,256,039	12/14/2005	6,074
USD	8,530,914	MXN	92,526,296	12/14/2005	6,688
AUD	5,420,000	NZD	5,826,500	01/25/2006	28,290
USD	6,092,050	EUR	5,000,000	01/25/2006	71,143
USD	10,331,920	EUR	8,500,000	01/25/2006	96,379
USD	8,500,397	EUR	6,747,353	12/14/2005	394,334
Total unrealized appreciation					608,886

					Unrealized
					Depreciation

	Contracts to Deliver		In Exchange For		Date	(US $)
	SEK	47,670,000	USD	6,114,674	01/25/2006	(90,375)
	CHF	7,900,000	USD	6,238,402	01/25/2006	(61,170)
	AUD	5,420,000	NZD	5,826,500	01/25/2006	(35,571)
	SGD	6,840,000	USD	4,067,192	01/25/2006	(13,858)
	AUD	2,710,000	NZD	2,919,749	01/25/2006	(13,451)
	EUR	3,390,000	USD	4,094,883	01/25/2006	(12,708)
	USD	1,089,226	MXN	12,000,000	01/25/2006	(10,446)
	USD	756,932	EUR	630,000	01/25/2006	(1,702)
	TRY	497,000	USD	359,364	01/25/2006	(245)
	Total unrealized depreciation					(239,526)

Currency Abbreviations
ARS	Argentian Peso	MYR	Malaysian Ringgit	TRY	New Turkish Lira
AUD	Australian Dollar	NZD	New Zealand Dollar	UYU	Uruguayan Peso
CHF	Swiss Franc	RUB	Russian Ruble	USD	United States Dollar
EUR	Euro	SEK	Swedish Krona
MXN	Mexican Peso	SGD	Singapore Dollar

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder Income Fund, a series of Scudder Portfolio Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder Income Fund, a series of Scudder Portfolio Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 19, 2005